Offerings	Sep. 16, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Offering Note
(1)
Pursuant to Instruction 2.A.iii.c of Item 16(b) of Form
S-3,
this information is not required to be included. An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered under this registration statement at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold under this registration statement. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of all registration fees other than as specified in footnote (3) below. Any subsequent registration fees will be paid on a pay-as-you-go
basis.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Offering Note
(1)
Pursuant to Instruction 2.A.iii.c of Item 16(b) of Form
S-3,
this information is not required to be included. An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered under this registration statement at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold under this registration statement. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of all registration fees other than as specified in footnote (3) below. Any subsequent registration fees will be paid on a pay-as-you-go
basis.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)
Pursuant to Instruction 2.A.iii.c of Item 16(b) of Form
S-3,
this information is not required to be included. An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered under this registration statement at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold under this registration statement. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of all registration fees other than as specified in footnote (3) below. Any subsequent registration fees will be paid on a pay-as-you-go
basis.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(1)
Pursuant to Instruction 2.A.iii.c of Item 16(b) of Form
S-3,
this information is not required to be included. An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered under this registration statement at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold under this registration statement. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of all registration fees other than as specified in footnote (3) below. Any subsequent registration fees will be paid on a pay-as-you-go
basis.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Offering Note
(1)
Pursuant to Instruction 2.A.iii.c of Item 16(b) of Form
S-3,
this information is not required to be included. An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered under this registration statement at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold under this registration statement. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of all registration fees other than as specified in footnote (3) below. Any subsequent registration fees will be paid on a pay-as-you-go
basis.

(2)
Units may be issued under a unit agreement and will represent an interest in one or more securities registered under this registration statement including shares of common stock or preferred stock, debt securities, depositary shares or warrants, in any combination, which may or may not be separable from one another.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 8,330,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 1,229.51
Offering: 7
Offering:
Fee Previously Paid	false
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 241,670,000
Carry Forward Form Type	S-3
Carry Forward File Number	333-261708
Carry Forward Initial Effective Date	Dec. 17, 2021
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 35,670.49
Offering Note
(3)
Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include $241,
670
,000 of unsold shares of common stock (the “Unsold Securities”) of the registrant previously registered pursuant to the Registration Statement on Form
S-3ASR
(File
No. 333-261708),
which became automatically effective upon filing on December 17, 2021 (the “Prior Registration Statement”) and the related prospectus supplement filed on November 7, 2023 (the “Prospectus Supplement”). Pursuant to the Prospectus Supplement, $250,000,000 of the registrant’s shares of common stock were issuable pursuant to a certain sales agreement with Cowen and Company, LLC. The registrant sold an aggregate of $8,3
3
0,000 of such securities under the Prior Registration Statement and Prospectus Supplement, leaving the balance of $241,
6
70
,000 of Unsold Securities in respect of which the registrant previously paid a filing fee of $35,
670.49
(based on the filing fee rate in effect at the time of the filing of the Prospectus Supplement). Pursuant to Rule 415(a)(6), the filing fee of $35,
670.49
associated with the offering of the Unsold Securities is hereby carried forward to be applied to the Unsold Securities registered hereunder. A filing fee of $1,
229.51
is paid herewith in connection with the $8,3
3
0,000 of additional securities registered hereunder. Pursuant to Rule 415(a)(6), the offering of securities under the Prior Registration Statement will be deemed terminated as of the time of filing of this registration statement.